Income Taxes (Schedule Of Reconciliation Of Provision For Income taxes) (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Schedule Of Reconciliation Of Provision For Income Taxes Details
Income tax benefit at U.S. statutory rate	34.00%	34.00%